Reverse Capitalization (Tables)	12 Months Ended
Dec. 31, 2025
Reverse Capitalization [Abstract]
Schedule of Business Combination

The Business Combination was consummated on June 5, 2025. Following the Business Combination, the ownership structure of Namib was as follows:

	Number of Ordinary Shares	% of Ownership
Sponsor, Polar, and Permitted Transferees	4,575,000	9%
Other Initial Shareholders	125,000	0%
SPAC Public Stockholders	107,469	0%
Greenstone Rollover Shares	48,869,960	91%
Total	53,677,429	100%

Schedule of Fair Value of the Equity Interests	The fair value of the equity interests was measured at the closing market price of HCVI’s publicly traded shares on June 5, 2025, which was $11.40 per share. See below for details.
Fair value of Ordinary Shares issued to HCVI Public Stockholders (107,469 shares at $11.40)	1,225
Fair value of Ordinary Shares issued to HCVI Sponsor and Anchor Investors (3,820,000 shares at $11.40)	43,548
Fair value of all the consideration issued by target to acquire the HCVI	44,773
Adjusted for net liabilities of HCVI	20,608
Total share listing expense	65,381